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[Letterhead of Morgan, Lewis & Bockius LLP]

October 2, 2000


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549



Re:    CUFUND
       File Nos. 33-44293 and 811-6488



Ladies and Gentlemen:

On behalf of our client, CUFUND (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, this letter certifying that the Prospectus and Statement of Additional Information dated September 30, 2000, do not differ from those contained in the Trust's Post-Effective Amendment No. 10 which was filed via EDGAR on September 26, 2000, accession number 0000935069-00-000530.

Please do not hesitate to contact me at (215) 963-4790 should you have any questions or comments concerning this filing.

Sincerely,


/s/Richard Grant
Richard Grant

cc: Mr. Kevin Kline